Summary of Significant Accounting Policies - Schedule of Revenue by Geographical Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Geographical Areas [Line Items]
Revenue by geographical area	$ 3,222,344	$ 2,525,909	$ 63,863
Hong Kong [Member]
Schedule of Revenue by Geographical Areas [Line Items]
Revenue by geographical area	2,591,288	2,318,605	63,863
China [Member]
Schedule of Revenue by Geographical Areas [Line Items]
Revenue by geographical area	631,056	115,340
United States [Member]
Schedule of Revenue by Geographical Areas [Line Items]
Revenue by geographical area		$ 91,964